UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund, Inc.

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 48.8%
Australia - 2.8%
Australia Government Bond
Series 122
5.25%, 3/15/19 (a)	AUD	109,000	$93,432,668
Series 139
3.25%, 4/21/25 (a)		24,000	18,879,785
Series 144
3.75%, 4/21/37 (a)		8,750	6,865,149

			119,177,602

Belgium - 0.8%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	18,730	25,640,370
Series 71
3.75%, 6/22/45 (a)		2,300	3,467,476
Series 75
1.00%, 6/22/31 (a)		7,115	7,063,943

			36,171,789

Brazil - 1.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	52,306	44,501,637
Series F
10.00%, 1/01/17		50,000	15,254,762
Series NTNB
6.00%, 5/15/55		9,109	7,774,845

			67,531,244

Canada - 0.7%
Canadian Government Bond
2.25%, 6/01/25	CAD	33,255	27,996,503

France - 0.5%
France Government Bond OAT
1.75%, 11/25/24	EUR	12,660	14,929,790
3.25%, 10/25/21		2,820	3,669,439
3.25%, 5/25/45 (a)		3,600	4,937,382

			23,536,611

Germany - 2.6%
Bundesobligation
Series 169
0.50%, 4/12/19		17,250	19,651,940
Bundesrepublik Deutschland
0.50%, 2/15/25		40,220	43,712,109
1.50%, 5/15/23		14,325	17,169,946
2.25%, 9/04/21		12,646	15,810,064

	Principal Amount (000)		U.S. $ Value
Series 00
5.50%, 1/04/31	EUR	8,815	$15,683,159

			112,027,218

Ireland - 1.9%
Ireland Government Bond
2.40%, 5/15/30 (a)		9,335	10,770,146
3.40%, 3/18/24 (a)		20,300	26,114,436
5.40%, 3/13/25		30,190	44,825,720

			81,710,302

Italy - 3.3%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		38,300	41,597,126
3.50%, 11/01/17		10,175	12,120,887
3.75%, 3/01/21-5/01/21		18,112	22,693,821
4.00%, 9/01/20		1,870	2,366,981
4.25%, 9/01/19		6,710	8,469,480
4.75%, 5/01/17		4,755	5,718,489
5.00%, 3/01/22		8,527	11,465,580
5.00%, 8/01/34 (a)		5,470	7,781,572
6.00%, 5/01/31		19,952	30,871,602

			143,085,538

Japan - 1.4%
Japan Government Thirty Year Bond
Series 44
1.70%, 9/20/44	JPY	713,200	6,175,775
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	53,488,118

			59,663,893

Mexico - 0.3%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	200,000	14,181,148

Netherlands - 3.7%
Netherlands Government Bond
0.25%, 7/15/25	EUR	40,000	41,241,244
1.75%, 7/15/23 (a)		17,150	20,587,074
2.00%, 7/15/24		13,000	15,880,600
2.25%, 7/15/22 (a)		33,850	42,062,145
2.50%, 1/15/33 (a)		16,725	21,572,633
2.75%, 1/15/47		4,100	5,708,436
7.50%, 1/15/23		5,750	9,644,691

			156,696,823

Singapore - 0.6%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	27,544,270

	Principal Amount (000)		U.S. $ Value
South Africa - 2.5%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	442,500	$42,336,840
Series R203
8.25%, 9/15/17		710,000	59,555,729
Series R213
7.00%, 2/28/31		50,000	3,499,507

			105,392,076

Spain - 1.4%
Spain Government Bond
1.95%, 7/30/30 (a)	EUR	22,335	22,323,006
4.20%, 1/31/37 (a)		14,500	18,724,296
5.50%, 7/30/17 (a)		6,000	7,387,937
5.85%, 1/31/22 (a)		9,700	13,580,277

			62,015,516

Sweden - 0.3%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	75,000	10,789,194

United Kingdom - 5.4%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (a)	GBP	34,150	54,235,511
3.25%, 1/22/44 (a)		1,300	2,252,991
4.00%, 3/07/22 (a)		25,050	45,109,296
4.25%, 12/07/40 (a)		39,300	79,363,729
4.75%, 3/07/20 (a)		27,000	48,898,801

			229,860,328

United States - 19.0%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	38,475	36,665,482
3.00%, 11/15/44		31,255	30,573,735
3.125%, 11/15/41-8/15/44		24,670	24,792,979
3.625%, 8/15/43-2/15/44		15,740	17,315,935
4.625%, 2/15/40 (b)		20,620	26,295,325
5.375%, 2/15/31 (b)		103,000	138,462,591
U.S. Treasury Notes
1.00%, 3/15/18-5/31/18		23,775	23,827,528
1.125%, 12/31/19		126,732	124,504,305
1.375%, 3/31/20 (b)(c)		55,500	54,953,658
1.625%, 4/30/19-8/15/22		69,400	69,468,968
1.75%, 9/30/19		48,902	49,490,340
2.00%, 11/30/20-11/15/21		70,840	71,329,061
2.25%, 7/31/21		45,000	45,850,770
2.375%, 12/31/20		64,000	65,974,976
2.50%, 5/15/24		35,000	35,598,815

			815,104,468

Total Governments - Treasuries (cost $2,141,470,003)			2,092,484,523

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 20.9%
Industrial - 12.5%
Basic - 1.1%
Agrium, Inc.
3.375%, 3/15/25	U.S.$	105	$99,835
Barrick Gold Corp.
4.10%, 5/01/23		395	384,878
Barrick North America Finance LLC
4.40%, 5/30/21		5,000	5,107,540
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	15,236
Braskem Finance Ltd.
6.45%, 2/03/24		6,485	6,128,325
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	273,903
CF Industries, Inc.
4.95%, 6/01/43		60	56,141
7.125%, 5/01/20		125	148,487
Dow Chemical Co. (The)
7.375%, 11/01/29		1,295	1,632,482
8.55%, 5/15/19		3,000	3,657,699
Eastman Chemical Co.
3.80%, 3/15/25		200	199,647
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		462	488,565
Freeport-McMoRan, Inc.
2.375%, 3/15/18		40	39,694
3.55%, 3/01/22		340	314,714
5.45%, 3/15/43		125	104,357
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	186,419
Glencore Finance Europe SA
3.375%, 9/30/20 (a)	EUR	5,000	6,073,290
Glencore Funding LLC
2.125%, 4/16/18 (a)	U.S.$	2,939	2,916,899
4.125%, 5/30/23 (a)		90	87,067
4.625%, 4/29/24 (a)		63	62,440
International Paper Co.
3.65%, 6/15/24		416	410,013
3.80%, 1/15/26		5,306	5,198,755
5.15%, 5/15/46		397	381,383
LYB International Finance BV
4.875%, 3/15/44		105	102,016
LyondellBasell Industries NV
5.75%, 4/15/24		4,900	5,581,953
Minsur SA
6.25%, 2/07/24 (a)		2,157	2,363,582
Monsanto Co.
3.375%, 7/15/24		285	272,209
Mosaic Co. (The)
5.625%, 11/15/43		524	558,276
Newmont Mining Corp.
4.875%, 3/15/42		100	83,909
Rio Tinto Finance USA Ltd.
3.75%, 9/20/21		150	155,448

	Principal Amount (000)		U.S. $ Value
Rio Tinto Finance USA PLC
3.50%, 3/22/22	U.S.$	260	$262,225
Teck Resources Ltd.
4.50%, 1/15/21		4,892	4,696,046
5.20%, 3/01/42		95	69,324
Vale Overseas Ltd.
4.375%, 1/11/22		565	551,978
Weyerhaeuser Co.
4.625%, 9/15/23		165	175,435

			48,840,170

Capital Goods - 0.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)		7,623	7,654,331
Embraer SA
5.15%, 6/15/22		340	351,560
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	6,842,925
5.25%, 6/27/29 (a)		2,996	2,247,599
Owens Corning
6.50%, 12/01/16 (d)		169	179,728
7.00%, 12/01/36 (d)		85	97,112
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,730,354
5.50%, 9/15/19		15	16,754
Yamana Gold, Inc.
4.95%, 7/15/24 (e)		6,851	6,599,102

			31,719,465

Communications - Media - 1.5%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,768	1,727,423
4.75%, 9/15/44		1,500	1,466,658
5.65%, 8/15/20		480	548,197
BSKYB Finance UK PLC
5.75%, 10/20/17 (a)	GBP	3,977	6,794,699
CBS Corp.
3.50%, 1/15/25	U.S.$	5,450	5,214,397
4.90%, 8/15/44		100	92,376
5.75%, 4/15/20		305	343,801
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		619	850,614
Comcast Corp.
4.25%, 1/15/33		490	478,540
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,575,037
4.50%, 6/30/43 (a)		160	131,885
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		1,358	1,365,811
3.95%, 1/15/25		6,100	5,980,525
4.45%, 4/01/24		4,900	5,014,219
4.60%, 2/15/21		45	47,941
5.15%, 3/15/42		125	117,600

	Principal Amount (000)		U.S. $ Value
Discovery Communications LLC
3.45%, 3/15/25	U.S.$	3,787	$3,553,509
4.875%, 4/01/43		130	117,925
Grupo Televisa SAB
6.625%, 1/15/40		60	69,260
Moody’s Corp.
2.75%, 7/15/19		173	174,475
Omnicom Group, Inc.
3.625%, 5/01/22		245	246,421
RELX Capital, Inc.
8.625%, 1/15/19		30	36,077
Scripps Networks Interactive, Inc.
2.75%, 11/15/19		155	155,331
Time Warner Cable, Inc.
4.50%, 9/15/42		100	81,570
5.25%, 7/15/42	GBP	1,600	2,313,358
6.55%, 5/01/37	U.S.$	105	109,308
6.75%, 6/15/39		85	90,750
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,118,549
3.60%, 7/15/25		4,350	4,231,162
7.625%, 4/15/31		1,896	2,465,433
Viacom, Inc.
3.875%, 4/01/24		10,066	9,856,104
5.25%, 4/01/44		120	112,505
5.625%, 9/15/19		10	11,124

			62,492,584

Communications - Telecommunications - 1.5%
America Movil SAB de CV
4.375%, 7/16/42		200	185,732
5.00%, 3/30/20		700	774,865
American Tower Corp.
4.70%, 3/15/22		4,000	4,170,752
5.05%, 9/01/20		5,800	6,302,640
AT&T, Inc.
3.40%, 5/15/25		1,060	1,010,930
4.45%, 5/15/21		4,749	5,068,589
4.875%, 6/01/44	GBP	1,700	2,680,527
5.35%, 9/01/40	U.S.$	5	4,923
5.80%, 2/15/19		2,937	3,283,707
6.45%, 6/15/34		120	135,308
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	4,991,098
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	3,392	5,034,315
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		6,095	6,096,048
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24 (a)		4,969	5,008,956
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,270,216
4.10%, 10/01/23	U.S.$	495	508,871
Telefonica Emisiones SAU
5.462%, 2/16/21		210	232,207

	Principal Amount (000)		U.S. $ Value
7.045%, 6/20/36	U.S.$	140	$171,940
Verizon Communications, Inc.
2.625%, 2/21/20		525	523,820
3.85%, 11/01/42		255	210,450
4.272%, 1/15/36 (a)		7,365	6,643,738
6.25%, 4/01/37		235	265,444
6.55%, 9/15/43		6,856	8,019,833
7.35%, 4/01/39		25	31,189
Vodafone Group PLC
4.375%, 2/19/43		110	94,705
6.15%, 2/27/37		30	32,039

			65,752,842

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		11,213	11,129,160
5.00%, 5/15/18		5,405	5,810,851
5.875%, 8/02/21		3,914	4,455,913
General Motors Co.
3.50%, 10/02/18		245	252,965
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)		4,000	4,566,024

			26,214,913

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	40,103
4.25%, 3/01/22		3,300	3,307,055

			3,347,158

Consumer Cyclical - Retailers - 0.3%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	216,781
Gap, Inc. (The)
5.95%, 4/12/21		255	287,969
Kohl’s Corp.
6.25%, 12/15/17		350	388,417
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,301,007
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		9,079	9,016,010

			14,210,184

Consumer Non-Cyclical - 2.7%
AbbVie, Inc.
1.75%, 11/06/17		10	10,026
2.50%, 5/14/20		6,285	6,220,522
2.90%, 11/06/22		300	290,490
3.60%, 5/14/25		8,430	8,332,170
4.70%, 5/14/45		155	152,463
Actavis Funding SCS
3.00%, 3/12/20		6,335	6,349,368
3.80%, 3/15/25		5,571	5,472,516
3.85%, 6/15/24		2,217	2,190,281
4.75%, 3/15/45		130	123,767

	Principal Amount (000)		U.S. $ Value
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	1,040	$1,138,850
Ahold Finance USA LLC
6.875%, 5/01/29		5,270	6,399,935
Altria Group, Inc.
2.625%, 1/14/20		7,700	7,670,070
2.85%, 8/09/22		390	374,872
9.25%, 8/06/19		400	502,109
Amgen, Inc.
4.40%, 5/01/45		315	290,269
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43		140	128,218
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22		500	480,839
Baxalta, Inc.
5.25%, 6/23/45 (a)		4,300	4,323,461
Becton Dickinson and Co.
2.675%, 12/15/19		3,250	3,252,457
3.25%, 11/12/20		391	401,412
3.734%, 12/15/24		2,281	2,273,327
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9,015	10,897,945
ConAgra Foods, Inc.
1.90%, 1/25/18		480	472,849
3.20%, 1/25/23		100	93,451
Forest Laboratories, Inc.
4.375%, 2/01/19 (a)		230	243,420
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	274,084
HJ Heinz Co.
2.80%, 7/02/20 (a)		6,300	6,304,901
3.50%, 7/15/22 (a)		5,351	5,363,554
5.20%, 7/15/45 (a)		200	204,964
JM Smucker Co. (The)
2.50%, 3/15/20 (a)		91	90,367
3.00%, 3/15/22 (a)		155	152,195
Kraft Foods Group, Inc.
3.50%, 6/06/22		485	486,189
Kroger Co. (The)
3.85%, 8/01/23		360	369,266
Laboratory Corp. of America Holdings
2.20%, 8/23/17		1,604	1,620,707
3.60%, 2/01/25		100	95,641
Medtronic, Inc.
2.50%, 3/15/20 (a)		4,829	4,837,064
3.15%, 3/15/22 (a)		300	301,344
Perrigo Finance PLC
3.50%, 12/15/21		826	827,602
Reynolds American, Inc.
3.25%, 11/01/22		3,339	3,215,978
4.00%, 6/12/22		106	108,275
4.45%, 6/12/25		8,300	8,456,214
5.85%, 8/15/45		3,009	3,156,125
RJ Reynolds Tobacco Co./NC
3.75%, 5/20/23		4,100	3,984,905

	Principal Amount (000)		U.S. $ Value
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	49	$49,323
3.95%, 8/15/24		5,381	5,420,486
4.50%, 6/15/22		16	16,996
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	203,986
3.55%, 4/01/25		330	318,842

			113,944,095

Energy - 2.6%
Anadarko Petroleum Corp.
4.50%, 7/15/44		50	45,953
5.95%, 9/15/16		1,913	2,018,050
6.20%, 3/15/40		115	129,607
Apache Corp.
4.25%, 1/15/44		215	186,713
6.90%, 9/15/18		2,700	3,090,212
Boardwalk Pipelines LP
4.95%, 12/15/24		100	98,066
Canadian Natural Resources Ltd.
3.90%, 2/01/25		415	410,045
Cenovus Energy, Inc.
5.70%, 10/15/19		545	608,781
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,569,030
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,204,970
Columbia Pipeline Group, Inc.
4.50%, 6/01/25 (a)		250	245,936
ConocoPhillips
6.50%, 2/01/39		220	273,029
Devon Energy Corp.
3.25%, 5/15/22		270	266,858
5.00%, 6/15/45		6,300	6,219,448
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		85	67,367
Encana Corp.
3.90%, 11/15/21		315	321,412
5.15%, 11/15/41		100	92,238
Energy Transfer Partners LP
4.05%, 3/15/25		155	146,163
4.15%, 10/01/20		2,800	2,877,728
4.90%, 2/01/24		2,700	2,745,897
5.15%, 3/15/45		125	110,444
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	10,150,301
5.05%, 4/01/45		120	108,824
Ensco PLC
5.20%, 3/15/25		210	207,914
Enterprise Products Operating LLC
3.70%, 2/15/26		135	130,716
4.90%, 5/15/46		105	98,896
5.10%, 2/15/45		7,525	7,319,131
5.20%, 9/01/20		450	500,862
Hess Corp.
5.60%, 2/15/41		100	102,423
7.875%, 10/01/29		160	201,512
8.125%, 2/15/19		6,125	7,251,369

	Principal Amount (000)		U.S. $ Value
Husky Energy, Inc.
3.95%, 4/15/22	U.S.$	115	$115,318
4.00%, 4/15/24		133	130,948
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		735	728,879
3.50%, 9/01/23		2,783	2,594,441
3.95%, 9/01/22		1,116	1,091,346
4.15%, 3/01/22		1,959	1,962,136
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		3,210	3,395,936
5.05%, 2/15/46		120	104,054
Marathon Oil Corp.
6.80%, 3/15/32		80	94,174
Marathon Petroleum Corp.
5.125%, 3/01/21		290	318,475
NiSource Finance Corp.
6.80%, 1/15/19		7,815	9,008,702
Noble Energy, Inc.
3.90%, 11/15/24		137	135,077
8.25%, 3/01/19		6,280	7,482,319
Noble Holding International Ltd.
4.00%, 3/16/18		105	107,500
ONEOK Partners LP
3.80%, 3/15/20		3,185	3,252,321
4.90%, 3/15/25		145	143,433
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		7,643	7,377,054
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		4,758	5,134,463
Southwestern Energy Co.
4.10%, 3/15/22		2,200	2,158,053
Spectra Energy Partners LP
3.50%, 3/15/25		260	248,993
4.60%, 6/15/21		330	354,607
Suncor Energy, Inc.
6.50%, 6/15/38		255	310,694
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		2,060	1,875,603
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	513,765
6.35%, 5/15/67		15	14,250
Valero Energy Corp.
6.125%, 2/01/20		20	22,843
6.625%, 6/15/37		200	225,882
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		190	193,612
9.625%, 3/01/19		255	297,731
Western Gas Partners LP
3.95%, 6/01/25		210	201,960
Williams Partners LP
3.90%, 1/15/25		4,098	3,863,152
4.00%, 11/15/21		2,603	2,627,372
4.125%, 11/15/20		850	881,641
4.50%, 11/15/23		4,200	4,219,400

	Principal Amount (000)		U.S. $ Value
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	3,126	$3,071,295

			113,057,324

Services - 0.0%
Amazon.com, Inc.
4.95%, 12/05/44		100	97,449

Technology - 0.6%
Apple, Inc.
3.45%, 2/09/45		280	237,307
Fidelity National Information Services, Inc.
3.875%, 6/05/24		250	246,720
Hewlett-Packard Co.
4.65%, 12/09/21		6,560	6,962,909
5.40%, 3/01/17		133	141,595
Intel Corp.
4.80%, 10/01/41		20	20,063
KLA-Tencor Corp.
4.65%, 11/01/24		5,185	5,182,169
Lam Research Corp.
2.75%, 3/15/20		260	258,219
Microsoft Corp.
3.50%, 11/15/42		140	121,099
Motorola Solutions, Inc.
3.75%, 5/15/22		250	246,045
Oracle Corp.
5.375%, 7/15/40		150	165,902
Seagate HDD Cayman
4.75%, 1/01/25 (a)		4,761	4,731,729
4.875%, 6/01/27 (a)		105	102,067
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,337	5,463,289
Total System Services, Inc.
2.375%, 6/01/18		20	19,944
Tyco Electronics Group SA
3.45%, 8/01/24		255	255,065
Xerox Corp.
2.80%, 5/15/20		250	249,187

			24,403,309

Transportation - Airlines - 0.2%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,989	6,767,889

Transportation - Railroads - 0.3%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44		100	98,432
4.95%, 9/15/41		6,713	6,988,609
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,442,217
CSX Corp.
4.40%, 3/01/43		100	95,775
6.25%, 3/15/18		5,000	5,603,530

	Principal Amount (000)		U.S. $ Value
Norfolk Southern Corp.
3.25%, 12/01/21	U.S.$	500	$513,024

			14,741,587

Transportation - Services - 0.3%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,722	2,733,071
4.625%, 9/23/20 (a)		1,501	1,592,037
5.00%, 4/07/18 (a)		2,676	2,867,869
FedEx Corp.
4.10%, 2/01/45		155	139,226
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,582,992
7.20%, 9/01/15		20	20,196

			11,935,391

			537,524,360

Financial Institutions - 7.1%
Banking - 4.3%
Abbey National Treasury Services PLC/London
2.375%, 3/16/20		250	249,151
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		7,200	7,312,414
Bank of America Corp.
3.30%, 1/11/23		4,600	4,530,250
4.875%, 4/01/44		485	492,627
5.49%, 3/15/19		300	328,546
Series L
5.65%, 5/01/18		125	137,313
Barclays Bank PLC
6.05%, 12/04/17 (a)		735	799,709
6.625%, 3/30/22 (a)	EUR	1,756	2,423,688
Barclays PLC
4.375%, 9/11/24	U.S.$	1,633	1,566,155
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(e)		4,224	4,440,129
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	121,266
BNP Paribas SA
5.00%, 1/15/21		305	336,960
BPCE SA
5.70%, 10/22/23 (a)		9,186	9,683,110
Capital One Bank USA NA
3.375%, 2/15/23		310	301,128
Capital One Financial Corp.
4.75%, 7/15/21		25	27,307
Citigroup, Inc.
3.875%, 3/26/25		150	143,665
5.875%, 1/30/42		3,597	4,207,990
6.625%, 1/15/28		100	123,586
Compass Bank
2.75%, 9/29/19		3,648	3,636,872
3.875%, 4/10/25		260	244,778
5.50%, 4/01/20		296	322,064

	Principal Amount (000)		U.S. $ Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22	U.S.$	4,212	$4,211,436
Credit Suisse AG
6.50%, 8/08/23 (a)		4,799	5,238,416
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)		4,200	4,147,303
3.75%, 3/26/25 (a)		2,500	2,406,682
Deutsche Bank AG
4.50%, 4/01/25		260	247,680
Deutsche Bank AG/London
3.70%, 5/30/24		150	148,131
Discover Bank/Greenwood DE
3.10%, 6/04/20		250	249,550
DNB Bank ASA
6.012%, 3/29/17 (a)(f)	GBP	7,466	12,117,487
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	15,256
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		1,230	1,228,934
5.15%, 5/22/45		2,838	2,731,603
5.75%, 1/24/22		4,480	5,095,861
6.25%, 2/01/41		100	118,355
Series D
6.00%, 6/15/20		135	154,268
HSBC Holdings PLC
4.00%, 3/30/22		6,500	6,805,331
6.375%, 3/30/25 (f)		250	249,375
6.50%, 9/15/37		1,982	2,391,723
HSBC USA, Inc.
5.00%, 9/27/20		490	543,785
ING Bank NV
3.75%, 3/07/17 (a)		7,570	7,865,487
ING Groep NV
5.775%, 12/08/15 (f)		2,332	2,344,150
Intesa Sanpaolo SpA
3.875%, 1/15/19		330	339,515
JPMorgan Chase & Co.
3.125%, 1/23/25		260	248,237
4.40%, 7/22/20		450	484,820
4.95%, 3/25/20-6/01/45		645	678,399
JPMorgan Chase Bank NA
6.00%, 7/05/17		300	326,254
Lloyds Bank PLC
6.50%, 9/14/20 (a)		425	489,857
Lloyds Banking Group PLC
4.50%, 11/04/24		255	255,150
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		607	641,086
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	10,714,100
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		7,391	7,598,436
Morgan Stanley
2.65%, 1/27/20		829	827,521

	Principal Amount (000)		U.S. $ Value
Series G
3.70%, 10/23/24	U.S.$	10,000	$9,959,510
4.35%, 9/08/26		230	225,372
5.45%, 1/09/17		195	206,641
5.50%, 7/24/20-7/28/21		405	454,925
6.625%, 4/01/18		535	600,300
Murray Street Investment Trust I
4.647%, 3/09/17		765	803,576
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,304,254
Nationwide Building Society
2.35%, 1/21/20 (a)		260	259,090
Nordea Bank AB
4.875%, 5/13/21 (a)		8,365	9,055,556
6.125%, 9/23/24 (a)(f)		1,157	1,140,729
People’s United Bank NA
4.00%, 7/15/24		300	297,051
PNC Funding Corp.
5.125%, 2/08/20		50	56,055
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(f)		4,630	4,778,160
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20		40	45,027
Santander Holdings USA, Inc.
2.65%, 4/17/20		260	255,609
Societe Generale SA
4.25%, 4/14/25 (a)		560	526,546
5.75%, 4/20/16 (a)		1,356	1,398,558
Standard Chartered PLC
4.00%, 7/12/22 (a)		8,701	8,907,997
State Street Corp.
3.70%, 11/20/23		3,000	3,098,961
SunTrust Bank/Atlanta GA
7.25%, 3/15/18		250	284,329
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,236,016
Synchrony Financial
2.70%, 2/03/20		260	256,832
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,302,408
US Bancorp/MN
3.60%, 9/11/24		255	256,345
Wells Fargo & Co.
4.10%, 6/03/26		500	502,107
4.65%, 11/04/44		260	249,207
Series M
3.45%, 2/13/23		205	203,890
Zions Bancorporation
4.50%, 6/13/23		26	26,549

			184,034,496

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,480	8,541,785
TD Ameritrade Holding Corp.
2.95%, 4/01/22		260	257,792

			8,799,577

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	5,499	$6,402,392
General Electric Capital Corp.
2.30%, 4/27/17		12,650	12,897,004
4.65%, 10/17/21		685	750,524
5.875%, 1/14/38		240	287,047
Series G
6.875%, 1/10/39		175	234,968
HSBC Finance Capital Trust IX
5.911%, 11/30/35		500	502,775
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,191,176

			23,265,886

Insurance - 1.7%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		5	5,308
Allstate Corp. (The)
3.15%, 6/15/23		350	350,449
6.125%, 5/15/37		125	130,000
American International Group, Inc.
3.375%, 8/15/20		6,800	7,038,462
6.82%, 11/15/37		418	518,157
Anthem, Inc.
3.30%, 1/15/23		15	14,416
3.50%, 8/15/24		250	240,132
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		455	470,948
Coventry Health Care, Inc.
5.95%, 3/15/17		2,205	2,375,195
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(f)		3,898	4,112,390
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,482,255
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	144,867
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		2,940	3,260,539
6.30%, 3/15/18		2,296	2,553,641
8.125%, 6/15/38		180	202,275
Humana, Inc.
7.20%, 6/15/18		415	477,508
Lincoln National Corp.
3.35%, 3/09/25		260	252,204
7.00%, 6/15/40		90	112,884
8.75%, 7/01/19		2,963	3,632,777
Markel Corp.
7.125%, 9/30/19		1,430	1,673,372
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		5	7,494
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	134,392

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
3.048%, 12/15/22	U.S.$	295	$291,818
4.75%, 2/08/21		2,840	3,136,854
Series C
5.25%, 6/15/20 (f)		8,178	8,106,442
Series D
4.368%, 9/15/23		485	515,882
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
6.25%, 5/26/42 (a)	EUR	4,300	5,877,141
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,608,032
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	247,917
Progressive Corp. (The)
6.70%, 6/15/37		255	265,838
Prudential Financial, Inc.
4.50%, 11/15/20		555	607,096
5.375%, 5/15/45		470	463,538
5.625%, 6/15/43		5,745	5,954,693
Torchmark Corp.
9.25%, 6/15/19		3,400	4,231,654
XLIT Ltd.
5.50%, 3/31/45		5,340	5,021,512
5.75%, 10/01/21		135	154,637
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		500	520,000

			72,192,719

REITS - 0.4%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20		213	210,834
Brixmor Operating Partnership LP
3.85%, 2/01/25		133	127,821
EPR Properties
7.75%, 7/15/20		3,569	4,239,265
Essex Portfolio LP
3.375%, 1/15/23		260	255,642
HCP, Inc.
5.375%, 2/01/21		7,854	8,664,800
6.70%, 1/30/18		35	39,033
Health Care REIT, Inc.
2.25%, 3/15/18		250	251,850
4.00%, 6/01/25		168	165,810
5.25%, 1/15/22		215	235,180
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,838	1,828,700
Mid-America Apartments LP
3.75%, 6/15/24		100	98,790
Ventas Realty LP
3.50%, 2/01/25		90	86,508
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20		150	149,556

	Principal Amount (000)		U.S. $ Value
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)	U.S.$	200	$197,669

			16,551,458

			304,844,136

Utility - 1.3%
Electric - 1.0%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		300	353,419
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,874,211
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,855,701
Constellation Energy Group, Inc.
5.15%, 12/01/20		809	895,214
Dominion Resources, Inc./VA
4.70%, 12/01/44		275	268,839
Duke Energy Florida, Inc.
6.40%, 6/15/38		150	192,968
Duke Energy Progress, Inc.
4.15%, 12/01/44		140	135,298
EDP Finance BV
4.125%, 1/15/20 (a)		4,240	4,281,153
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24		100	101,205
Entergy Corp.
4.00%, 7/15/22		7,274	7,329,930
Exelon Corp.
3.95%, 6/15/25		8,089	8,136,725
5.10%, 6/15/45		150	150,600
5.625%, 6/15/35		55	58,991
Exelon Generation Co. LLC
2.95%, 1/15/20		137	137,474
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)		152	159,412
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,357,933
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	228,331
Pacific Gas & Electric Co.
4.50%, 12/15/41		510	502,737
TECO Finance, Inc.
4.00%, 3/15/16		315	321,707
5.15%, 3/15/20		2,970	3,310,469
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		5,339	5,302,673
Union Electric Co.
6.70%, 2/01/19		2,019	2,336,094
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	38,066

			42,329,150

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.3%
Centrica PLC
4.00%, 10/16/23 (a)	U.S.$	270	$272,186
Sempra Energy
6.50%, 6/01/16		5,700	5,971,702
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,701,500

			12,945,388

			55,274,538

Total Corporates - Investment Grade (cost $883,888,833)			897,643,034

MORTGAGE PASS-THROUGHS - 4.6%
Agency Fixed Rate 30-Year - 4.6%
Federal National Mortgage Association
5.50%, 9/01/36-5/01/38		5,452	6,129,950
3.00%, 8/01/45, TBA		35,995	35,755,972
4.00%, 8/01/45, TBA		56,359	59,573,221
3.50%, 7/01/43		138	143,297
Series 2005
5.50%, 2/01/35		39	43,616
Series 2007
5.50%, 9/01/36-8/01/37		47	53,336
Series 2008
5.50%, 3/01/37		13	14,263
5.00%, 12/01/39		42	45,911
Government National Mortgage Association
3.50%, 7/01/45, TBA		39,800	41,308,046
3.00%, 7/01/45, TBA		54,747	55,273,086

Total Mortgage Pass-Throughs (cost $197,653,908)			198,340,698

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
GSE Risk Share Floating Rate - 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.337%, 7/25/23 (d)		5,330	6,316,555
Series 2013-DN2, Class M2
4.437%, 11/25/23 (d)		5,910	6,026,858
Series 2014-DN1, Class M1
1.187%, 2/25/24 (d)		2,772	2,770,145
Series 2014-DN1, Class M2
2.387%, 2/25/24 (d)		7,270	7,228,851
Series 2014-DN1, Class M3
4.687%, 2/25/24 (d)		4,495	4,611,159
Series 2014-DN3, Class M3
4.187%, 8/25/24 (d)		8,445	8,337,027
Series 2014-HQ2, Class M1
1.637%, 9/25/24 (d)		9,752	9,752,034
Series 2014-HQ2, Class M3
3.937%, 9/25/24 (d)		1,595	1,535,447

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ3, Class M3
4.937%, 10/25/24 (d)	U.S.$	6,500	$6,653,495
Series 2015-DNA2, Class M2
2.787%, 12/25/27 (d)		13,601	13,629,166
Series 2015-HQ1, Class M2
2.387%, 3/25/25 (d)		7,220	7,101,095
Series 2015-HQ1, Class M3
3.987%, 3/25/25 (d)		2,555	2,500,835
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.437%, 10/25/23 (d)		1,500	1,628,624
Series 2014-C01, Class M2
4.587%, 1/25/24 (d)		2,563	2,626,100
Series 2014-C03, Class 1M1
1.387%, 7/25/24 (d)		2,595	2,593,337
Series 2014-C04, Class 1M1
2.137%, 11/25/24 (d)		7,844	7,903,164
Series 2014-C04, Class 1M2
5.087%, 11/25/24 (d)		12,425	12,781,334
Series 2015-C02, Class 2M2
4.185%, 5/25/25 (d)		7,045	6,844,873

			110,840,099

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2006-19CB, Class A24
6.00%, 8/25/36		274	253,569
Series 2006-J1, Class 1A11
5.50%, 2/25/36		2,663	2,398,442
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.082%, 4/26/37 (a)		1,897	1,551,559
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,318,917
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		3,025	2,824,732
Series 2007-3, Class A30
5.75%, 4/25/37		2,893	2,640,705
Series 2007-HY4, Class 1A1
2.554%, 9/25/47		1,360	1,211,198
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		6,738	6,231,995
Series 2007-AR4, Class 1A1A
5.387%, 3/25/37		980	932,526
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)		1,701	1,469,058
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		428	391,067
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,666	3,281,560

	Principal Amount (000)		U.S. $ Value
Series 2006-26CB, Class A6
6.25%, 9/25/36	U.S.$	272	$233,980
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,017	874,062
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,989	2,698,241
Series 2007-13, Class A2
6.00%, 6/25/47		4,451	3,768,524
Series 2007-15CB, Class A19
5.75%, 7/25/37		769	706,272
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		405	303,637
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)		155	145,541
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		2,158	2,115,269
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,563	2,238,354
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.236%, 9/25/36		1,739	1,365,381
JPMorgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		1,143	1,026,292
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,612	1,484,787
Residential Accredit Loans, Inc.
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,386	2,187,040
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR7, Class 2A1
2.733%, 5/25/36		4,123	3,772,909
Series 2007-AR7, Class A1
2.58%, 12/28/37		6,645	6,132,586
Series 2007-AR8, Class A1
2.614%, 11/25/37		2,616	2,291,530

			56,849,733

Non-Agency Floating Rate - 0.2%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.437%, 4/25/37 (d)		1,562	842,098
Series 2007-FA2, Class 1A5
0.487%, 4/25/37 (d)		1,769	960,306
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A2
0.417%, 6/25/46 (d)		1,843	821,669
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A
0.858%, 2/25/47 (d)		6,827	5,461,913

	Principal Amount (000)		U.S. $ Value
Series 2007-OA4, Class A1A
0.918%, 4/25/47 (d)	U.S.$	3,336	$2,442,371

			10,528,357

Total Collateralized Mortgage Obligations (cost $177,078,242)			178,218,189

CORPORATES - NON-INVESTMENT GRADE - 3.8%
Financial Institutions - 2.1%
Banking - 1.9%
Ally Financial, Inc.
2.75%, 1/30/17		149	148,330
Bank of America Corp.
Series AA
6.10%, 3/17/25 (f)		260	256,100
Series Z
6.50%, 10/23/24 (f)		77	79,695
Bank of Ireland
1.787%, 9/22/15 (d)(g)	CAD	5,835	4,531,585
Barclays Bank PLC
6.86%, 6/15/32 (a)(f)	U.S.$	1,118	1,254,955
7.625%, 11/21/22		1,281	1,458,803
7.75%, 4/10/23		3,360	3,641,400
BNP Paribas SA
4.73%, 4/12/16 (a)(f)	EUR	7,050	7,977,588
5.019%, 4/13/17 (a)(f)		3,600	4,190,253
Citigroup, Inc.
Series P
5.95%, 5/15/25 (f)	U.S.$	4,485	4,316,813
Commerzbank AG
8.125%, 9/19/23 (a)		5,977	6,971,214
Countrywide Capital III
Series B
8.05%, 6/15/27		107	131,971
Credit Suisse Group AG
7.50%, 12/11/23 (a)(f)		3,363	3,514,335
Danske Bank A/S
5.684%, 2/15/17 (f)	GBP	3,580	5,746,295
HBOS Capital Funding LP
4.939%, 5/23/16 (f)	EUR	4,696	5,209,159
ING Groep NV
6.00%, 4/16/20 (f)	U.S.$	200	198,000
6.50%, 4/16/25 (f)		200	192,000
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		8,032	7,803,441
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(f)		1,658	1,898,410
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(f)		129	144,641
7.50%, 6/27/24 (f)		2,630	2,708,900
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		3,991	4,420,032
Societe Generale SA
5.922%, 4/05/17 (a)(f)		4,800	4,914,000

	Principal Amount (000)		U.S. $ Value
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	U.S.$	8,552	$9,029,757

			80,737,677

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		3,916	4,146,065
Navient Corp.
8.00%, 3/25/20		410	457,150

			4,603,215

Insurance - 0.0%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		1,651	1,745,933

Other Finance - 0.1%
iPayment, Inc.
9.50%, 12/15/19 (a)		190	180,045
Series AI
9.50%, 12/15/19		2,180	2,070,560

			2,250,605

			89,337,430

Industrial - 1.7%
Basic - 0.0%
Ashland, Inc.
3.875%, 4/15/18		100	102,750
Novelis, Inc.
8.375%, 12/15/17		42	43,522

			146,272

Capital Goods - 0.2%
Sealed Air Corp.
4.50%, 9/15/23 (a)	EUR	1,864	2,098,861
4.875%, 12/01/22 (a)	U.S.$	1,538	1,514,930
5.125%, 12/01/24 (a)		1,539	1,517,839
5.25%, 4/01/23 (a)		2,979	2,997,619
5.50%, 9/15/25 (a)		150	151,125

			8,280,374

Communications - Media - 0.4%
CSC Holdings LLC
8.625%, 2/15/19		1,833	2,078,164
Intelsat Jackson Holdings SA
5.50%, 8/01/23		5,619	4,975,624
Quebecor Media, Inc.
5.75%, 1/15/23		3,754	3,744,615
TEGNA Inc.
4.875%, 9/15/21 (a)		2,100	2,084,250
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,661,765

	Principal Amount (000)		U.S. $ Value
6.00%, 4/15/21 (a)	GBP	794	$1,297,435

			16,841,853

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	U.S.$	65	67,957
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		3,225	3,220,969

			3,288,926

Consumer Cyclical - Other - 0.0%
Choice Hotels International, Inc.
5.75%, 7/01/22		305	330,544
PulteGroup, Inc.
6.375%, 5/15/33		26	26,325
7.875%, 6/15/32		11	12,650

			369,519

Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)	GBP	1,822	2,862,817

Consumer Non-Cyclical - 0.4%
Boparan Finance PLC
5.25%, 7/15/19 (a)		4,245	6,269,759
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	U.S.$	81	83,025
Endo Finance LLC
5.75%, 1/15/22 (a)		100	101,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	4,559,328
HCA, Inc.
4.25%, 10/15/19		76	77,805
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)		6,091	6,288,957

			17,380,124

Energy - 0.4%
California Resources Corp.
5.50%, 9/15/21		1,579	1,374,046
Golden Energy Offshore Services AS
8.74%, 5/28/17 (d)(h)	NOK	15,440	1,073,224
SandRidge Energy, Inc.
7.50%, 2/15/23	U.S.$	1,894	800,594
SM Energy Co.
5.00%, 1/15/24		1,715	1,624,963
6.50%, 1/01/23		305	312,625
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,075,000
Transocean, Inc.
6.50%, 11/15/20 (e)		3,910	3,621,637
6.875%, 12/15/21		5,000	4,500,000

			18,382,089

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%, 11/15/17	U.S.$	140	$143,150
Hertz Corp. (The)
6.75%, 4/15/19		4,843	4,997,492

			5,140,642

			72,692,616

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
7.375%, 7/01/21		135	148,162
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)		250	256,508
NRG Energy, Inc.
6.25%, 7/15/22		42	42,630
6.625%, 3/15/23		62	63,860
Series WI
6.25%, 5/01/24		35	34,738

			545,898

Total Corporates - Non-Investment Grade (cost $166,060,588)			162,575,944

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 2.4%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.414%, 9/10/47		60	61,688
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		6,038	6,132,861
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,445,780
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.969%, 3/15/49		382	391,483
Series 2006-C4, Class A3
5.969%, 3/15/49		7,798	7,965,606
Series 2007-C6, Class A4
5.899%, 12/10/49		14,000	14,975,170
Series 2013-GC17, Class D
5.261%, 11/10/46 (a)		2,480	2,410,739
Series 2014-GC21, Class D
4.997%, 5/10/47 (a)		425	395,288
Series 2014-GC23, Class D
4.658%, 7/10/47 (a)		2,196	1,988,099
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46		2,530	2,629,241

	Principal Amount (000)		U.S. $ Value
Series 2007-GG9, Class A4
5.444%, 3/10/39	U.S.$	5,935	$6,239,657
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,779,850
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	81,040
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,772	3,702,610
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39		5,254	5,423,677
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		2,142	2,285,331
Series 2011-GC5, Class D
5.475%, 8/10/44 (a)		1,000	1,033,316
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,821,685
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		81	86,061
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,705	1,851,244
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		2,000	2,081,064
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	3,940,725
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A1
1.519%, 1/20/41 (a)		3,600	3,602,024
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		24	24,993
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		43	45,317
Series 2006-4, Class AJ
5.239%, 12/12/49		5,398	5,460,886
Series 2007-9, Class A4
5.70%, 9/12/49		65	69,247
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,120
Series 2012-C4, Class A5
2.85%, 12/10/45		30	29,705
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.538%, 12/15/44		1,325	1,332,231
Series 2006-C23, Class A5
5.416%, 1/15/45		7,000	7,091,861
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.038%, 8/15/45 (a)		1,600	1,608,666
Series 2013-C18, Class D
4.827%, 12/15/46 (a)		3,000	2,900,757

	Principal Amount (000)		U.S. $ Value
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-C14, Class A5
3.337%, 6/15/46	U.S.$	40	$40,730

			102,943,752

Non-Agency Floating Rate CMBS - 0.8%
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.336%, 6/15/34 (a)(d)		5,509	5,507,545
Great Wolf Trust
Series 2015-WOLF, Class A
1.637%, 5/15/34 (a)(d)		9,773	9,755,327
H/2 Asset Funding NRE
Series 2015-1A
1.436%, 9/24/21 (a)(d)		8,475	8,475,000
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (a)(d)		1,915	1,912,756
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(d)		3,472	3,459,404
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.402%, 11/15/27 (a)(d)		6,765	6,745,793

			35,855,825

Agency CMBS - 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,941,128

Total Commercial Mortgage-Backed Securities (cost $150,308,426)			149,740,705

INFLATION-LINKED SECURITIES - 1.9%
United States - 1.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $81,319,555)		79,849	80,884,198

GOVERNMENTS - SOVEREIGN AGENCIES - 1.7%
Brazil - 0.1%
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	2,389,255

Canada - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)	U.S.$	63	63,236
5.25%, 8/01/23 (a)		3,890	3,948,350

			4,011,586

	Principal Amount (000)		U.S. $ Value
Colombia - 0.2%
Ecopetrol SA
5.875%, 9/18/23-5/28/45	U.S.$	3,395	$3,031,919
7.375%, 9/18/43		2,700	2,830,140
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,179,826

			9,041,885

Germany - 1.1%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	10,800	12,453,028
3.00%, 8/03/18 (a)		3,500	4,258,296
3.375%, 6/17/21		1,500	1,961,070
Kreditanstalt fuer Wiederaufbau
3.875%, 1/21/19		22,100	27,979,418
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	U.S.$	5	5,344

			46,657,156

Morocco - 0.0%
OCP SA
5.625%, 4/25/24 (a)		1,784	1,860,034

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		442	442,221
2.375%, 5/25/16		5,271	5,271,000

			5,713,221

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		4,150	4,412,433

Total Governments - Sovereign Agencies (cost $83,833,330)			74,085,570

COVERED BONDS - 1.5%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (a)	EUR	8,100	10,874,973
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	6,804,648
BNP Paribas Home Loan SFH SA
2.20%, 11/02/15 (a)	U.S.$	9,054	9,103,254
BPCE SFH SA
1.00%, 2/24/25 (a)	EUR	8,800	9,720,029
Caisse Francaise de Financement Local
3.50%, 9/16/16		2,600	3,018,902

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
Series 27
0.091%, 1/09/18 (d)	EUR	2,600	$2,870,583
Cie de Financement Foncier SA
4.125%, 10/25/17		5,215	6,354,767
Credit Agricole Home Loan SFH SA
2.875%, 9/09/16 (a)		5,300	6,107,527
Danske Bank A/S
4.125%, 11/26/19		2,350	3,045,628
Societe Generale SFH SA
1.00%, 12/19/17		100	113,963
3.25%, 6/06/16 (a)		4,000	4,591,412

Total Covered Bonds (cost $67,401,526)			62,605,686

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
China - 0.2%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	8,049	8,430,482

Indonesia - 0.3%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	7,416,400
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,096,755

			11,513,155

Mexico - 0.4%
Petroleos Mexicanos
4.875%, 1/24/22-1/18/24		8,225	8,433,971
5.50%, 6/27/44 (a)		14	12,880
5.625%, 1/23/46 (a)		10,066	9,375,472

			17,822,323

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
5.50%, 3/01/22 (a)		7,800	8,864,700

Total Quasi-Sovereigns (cost $45,848,791)			46,630,660

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.9%
Basic - 0.1%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	1,996,650
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		3,800	3,477,000

			5,473,650

Capital Goods - 0.3%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		1,554	1,700,387

	Principal Amount (000)		U.S. $ Value
Cemex SAB de CV
7.25%, 1/15/21 (a)	U.S.$	4,049	$4,272,505
Ferreycorp SAA
4.875%, 4/26/20 (a)(e)		1,007	1,012,317
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,226,475
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	983,610
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		3,500	3,736,250

			13,931,544

Communications - Media - 0.1%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,750,041

Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		2,500	2,631,250

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		6,500	6,979,375

Consumer Non-Cyclical - 0.1%
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		2,190	2,025,750
Marfrig Holding Europe BV
6.875%, 6/24/19 (a)		3,155	3,005,137
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)		4,300	43,000

			5,073,887

Total Emerging Markets - Corporate Bonds (cost $41,558,377)			39,839,747

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.9%
United States - 0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		5,350	4,133,999
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		3,570	2,701,847
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		2,635	2,264,150
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		6,460	5,151,915
State of California
Series 2010
7.625%, 3/01/40		30	43,939
7.95%, 3/01/36		10,685	12,931,628

	Principal Amount (000)		U.S. $ Value
State of Illinois
Series 2010
7.35%, 7/01/35	U.S.$	4,440	$4,914,769
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	3,923,294
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		785	577,666
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		2,810	1,954,973

Total Local Governments - Municipal Bonds (cost $37,254,278)			38,598,180

WHOLE LOAN TRUSTS - 0.7%
Performing Asset - 0.7%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (g)(j)		2,237	2,236,850
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (g)(j)		739	739,116
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (g)(j)		581	581,423
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (g)(j)		857	857,446
Deutsche Bank Mexico SA
8.00%, 10/31/34 (g)(j)(k)	MXN	48,053	2,272,815
8.00%, 10/31/34 (g)(j)		64,255	3,039,123
Ede Del Este SA (DPP)
12.00%, 3/31/16 (g)(j)	U.S.$	396	403,368
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (g)(j)		674	685,533
Finalam, S.A. de C.V.
17.25%, 8/06/19 (g)(j)	MXN	32,999	2,099,479
Recife Funding
Zero Coupon, 11/05/29 (g)(j)	U.S.$	5,532	5,485,981
Sheridan Auto Loan Holdings I LLC
10.00%, 9/01/20 (g)(j)		2,722	2,721,524
Sheridan Consumer Finance Trust
10.86%, 4/01/20 (d)(g)(j)		8,610	8,654,268

Total Whole Loan Trusts (cost $30,529,377)			29,776,926

	Shares
COMMON STOCKS - 0.4%
iPayment, Inc. (l)		136,431	484,330
Mt. Logan Re Ltd. (Preference Shares) (l)(m)(n)		18,626	18,959,426

Total Common Stocks (cost $18,967,078)			19,443,756

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.4%
Indonesia Government International Bond
4.125%, 1/15/25 (a)	U.S.$	12,500	$12,265,625
5.875%, 1/15/24 (a)		3,143	3,473,015

Total Governments - Sovereign Bonds (cost $15,828,689)			15,738,640

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.2%
SBA Tower Trust
2.898%, 10/15/19 (a)		3,648	3,666,265
3.869%, 10/15/49 (a)		3,008	3,028,710

			6,694,975

Autos - Fixed Rate - 0.1%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		4	3,655
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		59	58,693
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		20	20,484
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		33	33,440
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (a)		0	347
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		21	20,515
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		4	3,964
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067	4,963,755
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		40	40,189
Series 2013-4, Class A3
1.11%, 12/15/17		38	38,299

			5,183,341

Credit Cards - Fixed Rate - 0.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		100	100,018

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	30	$30,276

			130,294

Total Asset-Backed Securities (cost $11,968,088)			12,008,610

BANK LOANS - 0.3%
Industrial - 0.3%
Basic - 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75%, 6/30/19 (d)		1,872	1,658,777

Consumer Cyclical - Other - 0.1%
ClubCorp Club Operations, Inc.
4.25%, 7/24/20 (d)		2,946	2,949,957

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
4.25%, 8/13/21 (d)		773	772,052
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (d)		938	940,482

			1,712,534

Energy - 0.1%
Atlas Ltd.
6.88%, 1/15/21 (d)		2,875	2,882,087

Other Industrial - 0.0%
Gardner Denver, Inc.
4.25%, 7/30/20 (d)		1,621	1,579,025

Technology - 0.0%
Avaya Inc.
4.69%, 10/26/17 (d)		103	101,917

Total Bank Loans (cost $11,101,301)			10,884,297

	Shares
PREFERRED STOCKS - 0.2%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,517,923

Financial Institutions - 0.1%
REITS - 0.1%
Health Care REIT, Inc.
Series J
6.50%		5,625	143,606

Company	Shares			U.S. $ Value
National Retail Properties, Inc.
Series E
5.70%		41,250		$999,075
Public Storage
Series W
5.20%		45,875		1,068,429
Public Storage
Series X
5.20%		3,000		70,260
Sabra Health Care REIT, Inc.
Series A
7.125%		80,075		2,055,525

				4,336,895

Total Preferred Stocks (cost $9,629,016)				9,854,818

INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund I (g)(j)(l)		27,591		3,057,212
OCL Opportunities Fund II (g)(j)(l)		10,047		1,312,009

Total Investment Companies (cost $4,831,761)				4,369,221

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95		129,773
6.625%, 11/15/30		150		211,982
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225		203,638

Total Agencies (cost $514,375)				545,393

	Shares
SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 8.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (o)(p) (cost $353,001,260)		353,001,260		353,001,260

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(0.245)%, 7/01/15	EUR	1		522
0.005%, 7/01/15	JPY	0	**	1
0.05%, 7/02/15	CAD	0	**	11
0.08%, 7/01/15	GBP	0	**	0	***
0.10%, 7/01/15	NOK	0	**	0	***
0.997%, 7/01/15	AUD	0	**	1

	Principal Amount (000)			U.S. $ Value
2.05%, 7/01/15	NZD	0	**	$3
5.367%, 7/01/15	ZAR	0	**	0	***
BNP Paribas, Paris
0.03%, 7/01/15	U.S.$	4,874		4,873,572
JPM Chase, New York
0.03%, 7/01/15		2,881		2,881,260

Total Time Deposits (cost $7,755,372)				7,755,370

Total Short-Term Investments (cost $360,756,632)				360,756,630

Total Investments - 104.5% (cost $4,537,802,174) (q)				4,485,025,425
Other assets less liabilities - (4.5)%				(193,785,803)

Net Assets - 100.0%				$4,291,239,622

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Ultra Bond Futures (CBT)	22	September 2015	$3,451,883	$3,389,375	$(62,508)
Sold Contracts
Euro Buxl Futures	109	September 2015	18,894,879	18,062,532	832,347
Euro-Bobl Futures	165	September 2015	23,838,447	23,836,273	2,174
U.S. Long Bond Futures (CBT)	1,006	September 2015	152,088,820	151,748,812	340,008
U.S. T-Note 5 Yr Futures (CBT)	1,644	September 2015	195,777,281	196,059,844	(282,563)

					$829,458

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	24,402	IDR	325,890,412	7/10/15	$(21,114)
Barclays Bank PLC Wholesale	USD	152	JPY	18,826	7/24/15	1,811
Barclays Bank PLC Wholesale	TWD	645,111	USD	20,798	8/14/15	(97,929)
BNP Paribas SA	USD	20,738	GBP	13,304	7/10/15	164,703
BNP Paribas SA	USD	20,566	SGD	27,932	7/24/15	165,402
BNP Paribas SA	USD	31,500	TRY	88,322	7/27/15	1,195,873
BNP Paribas SA	AUD	273,346	USD	208,961	8/07/15	(1,493,165)
BNP Paribas SA	NZD	56,591	USD	38,671	8/14/15	471,027
Brown Brothers Harriman & Co.	SGD	66,279	USD	49,336	7/24/15	142,699

Brown Brothers Harriman & Co.	USD	68	NOK	532	7/29/15	$85
Brown Brothers Harriman & Co.	EUR	38,440	USD	43,586	7/30/15	714,298
Brown Brothers Harriman & Co.	USD	7,365	EUR	6,607	7/30/15	4,523
Brown Brothers Harriman & Co.	USD	44	CHF	41	8/13/15	(93)
Credit Suisse International	TRY	70,408	USD	25,354	7/02/15	(916,941)
Credit Suisse International	USD	20,786	GBP	13,304	7/10/15	116,885
Credit Suisse International	MXN	628,966	USD	40,885	7/16/15	909,801
Deutsche Bank AG	TRY	88,322	USD	31,500	7/27/15	(1,195,812)
Deutsche Bank AG	USD	39,016	TRY	103,411	7/27/15	(733,887)
Goldman Sachs Bank USA	BRL	262,240	USD	84,523	7/02/15	176,706
Goldman Sachs Bank USA	USD	69,419	BRL	214,607	7/02/15	(392,964)
Goldman Sachs Bank USA	USD	15,279	BRL	47,633	7/02/15	41,280
Goldman Sachs Bank USA	NOK	14,673	USD	1,854	7/29/15	(16,366)
Goldman Sachs Bank USA	BRL	214,607	USD	68,644	8/04/15	463,743
Goldman Sachs Bank USA	TRY	101,450	USD	37,532	8/06/15	88,201
HSBC Bank USA	BRL	400,088	USD	125,599	7/02/15	(3,084,320)
HSBC Bank USA	BRL	254,213	USD	82,223	7/02/15	459,120
HSBC Bank USA	USD	147,705	BRL	458,270	7/02/15	(308,796)
HSBC Bank USA	USD	62,227	BRL	196,031	7/02/15	823,183
HSBC Bank USA	ZAR	1,338,477	USD	110,310	7/15/15	546,015
HSBC Bank USA	MXN	584,983	USD	38,097	7/16/15	916,942
HSBC Bank USA	USD	350	CAD	433	7/23/15	(3,541)
HSBC Bank USA	JPY	7,341,471	USD	59,185	7/24/15	(817,999)
HSBC Bank USA	USD	403	SGD	540	7/24/15	(1,859)
HSBC Bank USA	USD	20,437	BRL	64,914	8/04/15	185,900
Morgan Stanley & Co., Inc.	USD	7,021	GBP	4,528	7/10/15	93,022
Morgan Stanley & Co., Inc.	USD	1,892	ZAR	23,231	7/15/15	13,501
Morgan Stanley & Co., Inc.	USD	579	MXN	8,935	7/16/15	(10,806)
Northern Trust Co. Trust	USD	4,029	TRY	10,817	7/02/15	7,412
Northern Trust Co. Trust	GBP	204,305	USD	312,914	7/10/15	(8,082,624)
Northern Trust Co. Trust	USD	56,849	MXN	872,479	7/16/15	(1,396,863)
Royal Bank of Scotland PLC	TRY	41,860	USD	15,182	7/02/15	(436,990)
Royal Bank of Scotland PLC	SEK	82,499	USD	9,869	7/29/15	(88,804)
Royal Bank of Scotland PLC	EUR	659,000	USD	740,390	7/30/15	5,421,240
Royal Bank of Scotland PLC	KRW	92,921,442	USD	82,957	8/07/15	(274,937)
Royal Bank of Scotland PLC	USD	28,915	AUD	37,556	8/07/15	321
Royal Bank of Scotland PLC	USD	127	TWD	3,938	8/14/15	606
Standard Chartered Bank	CAD	130,130	USD	105,515	7/23/15	1,358,452
UBS	USD	1,443	GBP	918	7/10/15	(860)
UBS	USD	318	SEK	2,625	7/29/15	(1,540)
UBS	USD	494	EUR	442	7/30/15	(1,026)
UBS	NZD	5,980	USD	4,038	8/14/15	1,067

						$(4,895,418)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - USD vs. TRY	TRY	3.01	7/24/15	TRY	189,630	$1,016,190	$(23,632)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX NAHY Series 23, 5 Year Index, 12/20/19^	5.00%	3.03%		$19,478	$(1,510,746)	$(300,861)
CDX NAIG Series 23, 5 Year Index, 12/20/19^	1.00	0.64		122,140	(1,630,683)	443,022
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
iTraxx Europe Crossover Series 23 5 Year Index, 6/20/20^	5.00	2.63	EUR	13,501	1,153,055	(15,950)

					$(1,988,374)	$126,211

^	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$193,770	8/08/15	3 Month LIBOR	0.48%	$205,045
Morgan Stanley & Co. LLC/(CME)	339,200	8/08/18	1.56%	3 Month LIBOR	(4,652,832)
Morgan Stanley & Co. LLC/(CME)	145,430	8/08/23	3 Month LIBOR	2.82%	7,519,601
Morgan Stanley & Co. LLC/(CME)	1,130	5/06/25	2.21%	3 Month LIBOR	20,088
Morgan Stanley & Co. LLC/(CME)	150	5/05/45	3 Month LIBOR	2.57%	(10,882)
Morgan Stanley & Co. LLC/(LCH)	75,000	12/23/23	2.99%	3 Month LIBOR	(4,047,706)
Morgan Stanley & Co. LLC/(LCH)	38,000	1/13/24	3.07%	3 Month LIBOR	(2,794,833)

					$(3,761,519)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Genworth Holdings, Inc.,
6.515% 5/22/18, 6/20/20^	5.00%	3.90%	$950	$101,884	$41,760	$60,124

Barclays Bank PLC:
Assured Guaranty Municipal Corp., 6/20/20^	5.00%	3.50%	$950	$30,450	$74,580	$(44,130)
Citibank, NA:
Nabors Industries, Inc., 6.150% 2/15/18, 6/20/20^	1.00	3.47	950	(72,431)	(113,320)	40,889
Safeway, Inc., 7.250% 2/1/31, 6/20/20^	1.00	2.75	950	(67,025)	(82,619)	15,594
Staples, Inc., 2.750% 1/12/18, 6/20/20^	1.00	1.86	950	(21,450)	(40,288)	18,838
Weatherford International, LLC, 4.500% 4/15/22, 6/20/20^	1.00	2.76	950	(57,781)	(87,774)	29,993
Credit Suisse International:
Avon Products, Inc., 6.500% 3/1/19, 6/20/20^	1.00	6.02	950	(207,052)	(175,060)	(31,992)
CMBX.NA.BB., 6.00%, 5/11/63^	5.00	5.11	6,500	(36,686)	83,720	(120,406)
Freeport-Mcmoran, Inc., 3.550% 3/1/22, 6/20/20^	1.00	2.62	950	(65,039)	(71,743)	6,704
Kohl’s Corp., 6.25% 12/15/17, 6/20/19^	1.00	0.51	3,440	49,293	(36,978)	86,271
Kohl’s Corp., 6.25% 12/15/17, 6/20/19^	1.00	0.51	1,391	19,926	(14,943)	34,869
Kohl’s Corp., 6.25% 12/15/17, 6/20/19^	1.00	0.51	1,401	20,075	(15,061)	35,136
Kohl’s Corp., 6.25% 12/15/17, 6/20/19^	1.00	0.51	2,018	28,910	(19,459)	48,369
Teck Resources Ltd., 3.150% 1/15/17, 6/20/20^	1.00	2.49	950	(105,284)	(76,276)	(29,008)
Transocean, Inc., 7.375% 4/15/18, 6/20/20^	1.00	7.98	950	(205,619)	(213,681)	8,062

				$(587,829)	$(747,142)	$159,313

^	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2015
Barclays Capital Inc.†	(2.75	)%*	—	$763,601
Barclays Capital Inc.†	(1.00	)%*	—	509,696
Barclays Capital Inc.	(0.50	)%*	5/15/17	646,078
Barclays Capital Inc.†	(0.50	)%*	—	501,481
Barclays Capital Inc.†	(0.25	)%*	—	4,515,685
ING†	(2.75	)%*	—	2,913,828

				$9,850,369

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2015
*	Interest payment due from counterparty.
**	Principal amount less than 500.
***	Amount less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $1,174,065,439 or 27.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Illiquid security.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of June 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
8.60%, 5/28/17	5/28/14	$2,447,341	$1,073,224	0.03%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/11	3,886,876	43,000	0.00

(i)	Security is in default and is non-income producing.
(j)	Fair valued by the Adviser.
(k)	Variable rate coupon, rate shown as of June 30, 2015.
(l)	Non-income producing security.
(m)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(n)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$18,626,000	$18,959,426	0.43%

(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,282,619 and gross unrealized depreciation of investments was $(136,059,368), resulting in net unrealized depreciation of $(52,776,749).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

June 30, 2015 (unaudited)

48.8%	United States
7.2%	United Kingdom
4.2%	Netherlands
4.0%	Germany
3.6%	Italy
2.9%	Australia
2.6%	South Africa
2.3%	Ireland
2.0%	France
2.0%	Brazil
1.8%	Japan
1.6%	Spain
1.5%	Canada
7.5%	Other
8.0%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Global Bond Fund, Inc.

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,092,484,523		$	– 0	–	$2,092,484,523
Corporates - Investment Grade		– 0	–	897,643,034			– 0	–	897,643,034
Mortgage Pass-Throughs		– 0	–	198,340,698			– 0	–	198,340,698
Collateralized Mortgage Obligations		– 0	–	– 0	–		178,218,189		178,218,189
Corporates - Non-Investment Grade		– 0	–	161,502,720			1,073,224		162,575,944
Commercial Mortgage-Backed Securities		– 0	–	98,640,971			51,099,734		149,740,705
Inflation-Linked Securities		– 0	–	80,884,198			– 0	–	80,884,198
Governments - Sovereign Agencies		– 0	–	74,085,570			– 0	–	74,085,570
Covered Bonds		– 0	–	62,605,686			– 0	–	62,605,686
Quasi-Sovereigns		– 0	–	46,630,660			– 0	–	46,630,660
Emerging Markets - Corporate Bonds		– 0	–	39,839,747			– 0	–	39,839,747
Local Governments - Municipal Bonds		– 0	–	38,598,180			– 0	–	38,598,180
Whole Loan Trusts		– 0	–	– 0	–		29,776,926		29,776,926
Common Stocks		– 0	–	– 0	–		19,443,756		19,443,756
Governments - Sovereign Bonds		– 0	–	15,738,640			– 0	–	15,738,640
Asset-Backed Securities		– 0	–	5,313,635			6,694,975		12,008,610
Bank Loans		– 0	–	– 0	–		10,884,297		10,884,297
Preferred Stocks		9,854,818		– 0	–		– 0	–	9,854,818
Investment Companies		– 0	–	– 0	–		4,369,221		4,369,221
Agencies		– 0	–	545,393			– 0	–	545,393
Short-Term Investments:
Investment Companies		353,001,260		– 0	–		– 0	–	353,001,260
Time Deposits		– 0	–	7,755,370			– 0	–	7,755,370

Total Investments in Securities		362,856,078		3,820,609,025			301,560,322		4,485,025,425

Other Financial Instruments*:
Assets
Futures		1,174,529		– 0	–		– 0	–	1,174,529
Forward Currency Exchange Contracts		– 0	–	14,483,818			– 0	–	14,483,818
Centrally Cleared Credit Default Swaps		– 0	–	443,022			– 0	–	443,022
Centrally Cleared Interest Rate Swaps		– 0	–	7,744,734			– 0	–	7,744,734
Credit Default Swaps		– 0	–	384,849			– 0	–	384,849
Liabilities
Futures		(345,071)		– 0	–		– 0	–	(345,071)
Forward Currency Exchange Contracts		– 0	–	(19,379,236)			– 0	–	(19,379,236)
Currency Options Written		– 0	–	(23,632)			– 0	–	(23,632)
Centrally Cleared Credit Default Swaps		– 0	–	(316,811)			– 0	–	(316,811)
Centrally Cleared Interest Rate Swaps		– 0	–	(11,506,253)			– 0	–	(11,506,253)
Credit Default Swaps		– 0	–	(225,536)			– 0	–	(225,536)

Total^		$363,685,536		$3,812,213,980			$301,560,322		$4,477,459,838

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include written options, which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Corporates - Non- Investment Grade		Commercial Mortgage-Backed Securities		Whole Loan Trusts
Balance as of 9/30/14	$113,683,569		$1,552,590		$26,935,766		$14,114,975
Accrued discounts/(premiums)	383,709		3,517		200		3,056
Realized gain (loss)	336,169		(8,135)		27,348		38,972
Change in unrealized appreciation/depreciation	(2,357,549)		(1,272,947)		(488,435)		(675,019)
Purchases	85,901,637		3,269,802		25,876,946		25,393,294
Sales/Paydowns	(19,729,346)		(2,471,603)		(1,252,091)		(9,098,352)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$178,218,189		$1,073,224		$51,099,734		$29,776,926

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$(1,827,195)		$(1,374,117)		$(471,865)		$(675,019)

	Common Stocks		Asset-Backed Securities		Bank Loans		Investment Companies
Balance as of 9/30/14	$ – 0	–	$28,213		$10,893,177		$4,111,201
Accrued discounts/(premiums)	– 0	–	– 0	–	10,278		– 0	–
Realized gain (loss)	– 0	–	– 0	–	21,755		– 0	–
Change in unrealized appreciation/depreciation	476,678		38,960		(147,320)		(365,541)
Purchases	18,967,078		6,656,000		5,946,274		623,561
Sales/Paydowns	– 0	–	(28,198)		(5,839,867)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$19,443,756		$6,694,975		$10,884,297		$4,369,221

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$476,678		$38,976		$(154,228)		$(365,541)

	Total
Balance as of 9/30/14	$171,319,491
Accrued discounts/(premiums)	400,760
Realized gain (loss)	416,109
Change in unrealized appreciation/depreciation	(4,791,173)
Purchases	172,634,592
Sales/Paydowns	(38,419,457)
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 6/30/15	$301,560,322

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$(4,352,311)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2015. Securities priced by third party vendors or using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$8,654,268	Discounted Cash Flow	Level Yield	10.86%/N/A
	$5,485,981	Market Approach	Underlying NAV of the Collateral	$99.17/N/A
	$5,311,938	Projected Cash Flow	Level Yield	13.45%/N/A
	$1,088,901	Projected Cash Flow	Internal Rate of Return	7.967%/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 21, 2015